Note 11 - Financial Instruments designated at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets At Fair Value Through Profit Or Loss
Total Equity instruments at fair value	€ 1,888	€ 1,920	€ 2,075
Unit-linked products Assets	1,621	1,749	1,960
Other Securities	266	171	115
Debt Securities, at fair value	174	142	173
Loans And Advances To Customers At Fair Value	648	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	2,709	2,062	2,311
Financial Liabilities At Fair Value Through Profit Or Loss
Total other financial liabilities	2,222	2,338	2,649
Unit-linked products Liabilities	2,222	2,338	2,649
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	€ 2,222	€ 2,338	€ 2,649